Stockholders' Equity / (Deficit)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity / (Deficit) [Abstract]
Stockholders' Equity / (Deficit)
16. Stockholders’ Equity / (Deficit)
Shares Authorized
As of December 31, 2021, the Company had authorized a total of 111,000,000 shares for issuance with 110,000,000 shares designated as common stock, par value $0.0001 per share and 1,000,000 shares designated as preferred stock, par value $0.0001 per share.
Common Stock
On April 9, 2021, 22,798 shares of Common Stock were issued in connection with the exercise of public warrants discussed below.
On August 31, 2021, 5,124,846 shares of Common Stock were issued in connection with the share consideration for the acquisition of SerEnergy and FES discussed in Note 3(c).
As of December 31, 2021, there were 51,253,591 shares of issued and outstanding Common Stock with a par value of $0.0001 per share.
Public Warrants
In connection with the Business Combination, the Company has assumed Public Warrants issued upon AMCI’s initial public offering.
As of December 31, 2020, the Company had 22,052,077 Public Warrants outstanding. Each Public Warrant entitles the registered holder to purchase one share of Common Stock at a price of $11.50 per share, subject to adjustment, at any time commencing 30 days after the completion of the Business Combination. The Public Warrants will expire five years after the completion of the Business Combination or earlier upon redemption or liquidation. During the second quarter of 2021, certain warrant holders exercised their option to purchase an additional 22,798 shares at $11.50 per share. These exercises generated $262,177 additional proceeds to the Company and increased our shares outstanding by 22,798 shares. Following these exercises, as of December 31, 2021, the Company’s Public Warrants amounted to 22,029,279.
Once the warrants become exercisable, the Company may redeem the Public Warrants:
•	in whole and not in part;
•	at a price of $0.01 per warrant;
•	upon not less than 30 days’ prior written notice of redemption;
•
if, and only if, the reported last sale price of the Company’s common stock equals or exceeds $18.00 per share for any 20 trading days within a 30-trading day period ending three business days before the Company sends the notice of redemption to the warrant holders; and

•	if, and only if, there is a current registration statement in effect with respect to the shares of common stock underlying such warrants.
If the Company calls the Public Warrants for redemption, management will have the option to require all holders that wish to exercise the Public Warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of shares of common stock issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a stock dividend, or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuance of common stock at a price below its exercise price. In addition, the warrant agreement provides that in case of a tender offer or exchange that involves 50% or more of the Company’s stockholders, the Public Warrants may be settled in cash, equity securities or other assets depending on the kind and amount received per share by the holders of the common stock in such consolidation or merger that affirmatively make such election.
Public Warrants are classified in equity in accordance with the Company’s evaluation of the provisions of ASC 480 and ASC 815. The Company analyzed the terms of the Public Warrants and concluded that there are no terms that provide that the warrant is not indexed to the issuer’s common stock. The Company also analyzed the tender offer provision discussed above and considering that upon the Closing of the Business Combination the Company has a single class of common shares, concluded that the exception discussed in ASC 815-40-25 applies, and thus equity classification is not precluded.
Stock-Based Compensation Plans
2021 Equity Incentive Plan
The Company’s Board of Directors and shareholders previously approved the 2021 Equity Incentive Plan (the “Plan”) to reward certain employees and directors of the Company. The Plan has been established to advance the interests of the Company by providing for the grant to Participants of Stock and Stock-based Awards. The maximum number of shares of Stock that may be delivered in satisfaction of Awards under the Plan is 6,915,892 shares (the “Initial Share Pool”).
Stock Options
Pursuant to and subject to the terms of the 2021 Equity Incentive Plan the Company entered into separate Stock Option Agreements with each participant according to which each participant is granted an option (the “Stock Option”) to purchase up to a specific number of shares of Stock set forth in each agreement with an exercise price equal to the market price of Company’s stock at the date of grant. Stock options have been granted as follows:
	Number of Shares	Strike Price	Grant Date Fair Value
Granted on June 11, 2021	1,959,500	$10.36	$5.04
Granted on August 24, 2021	230,529	$7.62	$4.32
Granted on August 31, 2021	457,133	$7.40	$4.45
Total stock options granted in 2021	2,647,162
The following table presents the assumptions used to estimate the fair value of the stock options as of the Grant Date:
	Assumptions
	Stock options granted on June 11, 2021	Stock options granted on August 24, 2021	Stock options granted on August 31, 2021
Expected volatility	50.0%	60.7%	65.7%
Risk-free rate	1.0%	1.0%	1.0%
Time to maturity	6.075 years	6.25 years	6.25 years
The Stock Options are granted to each Participant in connection with their employment with the Company. The Stock Options vest on a graded basis over four years. The Company has a policy of recognizing compensation cost on a straight-line basis over the total requisite service period for the stock options. The Company has recognized compensation cost of $2,355,583 in respect of Stock Options granted, which is included in administrative and selling expenses in the consolidated statement of operations for the year ended December 31, 2021. The Company has also a policy of accounting for forfeitures when they occur.
The following table summarizes the activities for our unvested stock options for the year ended December 31, 2021:
	Number of options	Weighted Average Exercise Price	Weighted Average Grant Date Fair Value	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2020	—
Granted	2,647,162	$9.61	$4.88
Forfeited	(22,268)	$7.40	$4.45
Unvested as of December 31, 2021	2,624,894	$9.63	$4.88	2.66 years	$—

(1)
The aggregate intrinsic value is calculated as the difference between the closing market price of $7.01 per share of the Company’s common stock on December 31, 2021 and the exercise price, times the number of stock options where the closing stock price is greater than the exercise price that would have been received by the option holders had all option holders exercised their options on that date.

As of December 31, 2021, there was $10.5 million of unrecognized compensation cost related to unvested stock options. This amount is expected to be recognized over the remaining vesting period of stock options.
Restricted Stock Units
Pursuant to and subject to the terms of the 2021 Equity Incentive Plan the Company entered into separate Restricted Stock Units (“RSUs”) with each participant. On the grant date of RSUs, the Company grants to each participant a specific number of RSUs as set forth in each agreement, giving each participant the conditional right to receive without payment one share of Stock. The RSUs are granted to each participant in connection with their ongoing employment with the Company. The Company has in place Restricted Stock Unit Agreements that vest within 1 year and Restricted Stock Unit Agreements that vest on a graded basis over four years. The Company has a policy of recognizing compensation cost on a straight-line basis over the total requisite service period. The Company has recognized compensation cost of $5,318,326 in respect of RSUs, which is included in administrative and selling expenses in the consolidated statement of operations for the year ended December 31, 2021. The Company has also a policy of accounting for forfeitures when they occur.
Restricted Stock Units have been granted as follows:
	Number of Shares	Grant Date Fair Value
Granted on June 11, 2021	2,036,716	$10.36
Granted on August 24, 2021	230,529	$7.62
Granted on August 31, 2021	457,122	$7.40
Total restricted stock units granted in 2021	2,724,367
The following table summarizes the activities for our unvested RSUs for the year ended December 31, 2021:
	Number of Shares	Weighted Average Grant Date Fair Value	Weighted Average Remaining Vesting Period	Aggregate Intrinsic Value(1)
Unvested as of December 31, 2020	—
Granted	2,724,367	$9.71
Forfeited	(22,268)	$7.40
Unvested as of December 31, 2021	2,702,099	$9.65	2.62 years	$18,941,714

(1)
The aggregate intrinsic value is calculated based on the fair value of $7.01 per share of the Company’s common stock on December 31, 2021 due to the fact that the restricted stock units carry a $0 purchase price.

As of December 31, 2021, there was $20.8 million of unrecognized compensation cost related to unvested RSUs. This amount is expected to be recognized over the remaining vesting period of Restricted Stock Unit Agreements.
2018-2020 and 2020-2023 Stock Grant Plans
On March 26, 2020, the Company’s Board of Directors and shareholders approved the 2018-2020 Stock Grant Plan (the “2018-2020 Plan”) to reward certain employees and directors of the Company. The maximum aggregate number of shares that was able to be issued under the Plan was 1,280,199 common shares. The Company entered into separate Restricted Stock Award Agreements with each participant according to which awards for 1,280,199 shares of common stock were granted with a purchase price of $0.01 per share. Under the Plan, if the employee ceased to be employed with the Company for any reason prior to December 31, 2020, the Company had a limited repurchase period to repurchase the granted shares at a price of $0.01 per share. If the Company did not exercise such repurchase option and unless the Company declined in writing to exercise its repurchase option prior to such time, the repurchase option was automatically deemed exercised at the end of the repurchase window. This limited repurchase right lapsed upon the occurrence of a liquidation event. The repurchase feature was deemed equivalent to a forfeiture (vesting) provision. The shares vested over a period ending December 31, 2020. The stock-based compensation was recognized to administrative and selling expenses over the vesting period and based on the fair value of the shares on the grant date.
As of September 9, 2020, the Company’s Board of Directors and shareholders approved the 2020-2023 Stock Grant Plan (the “2020-2023 Plan”) to reward certain employees and directors of the Company. The maximum aggregate number of shares that was able to be issued under this plan was 893,503 common shares. The Company entered into separate Restricted Stock Award Agreements with each participant according to which awards for 893,503 shares of common stock were granted with a purchase price of $0.01 per share. If the Company did not exercise such repurchase option and unless the Company declined in writing to exercise its repurchase option prior to such time, the repurchase option was automatically deemed exercised at the end of the repurchase window. This limited repurchase right lapsed upon the occurrence of a liquidation event. The repurchase feature was deemed equivalent to a forfeiture (vesting) provision. The shares vested over a period ending December 31, 2020. The stock-based compensation was recognized to administrative and selling expenses over the vesting period and based on the fair value of the shares on the grant date.
The Company recognized compensation cost of $869,481 in respect of the Restricted Stock Awards granted, which is included in administrative and selling expenses in the consolidated statement of operations for the year ended December 31, 2020.
The following table summarizes the activities for our unvested restricted stock awards for the year ended December 31, 2020:
	Unvested Restricted Stock Awards
	Number of Shares	Grant Date Fair Value
Unvested as of December 31, 2019	—	—
Granted	2,173,702	$0.40
Vested	(2,173,702)	$0.40
Unvested as of December 31, 2020	—
Accumulated Other Comprehensive Loss
Other comprehensive income (loss) is defined as other changes in stockholders’ equity that do not represent transactions with stockholders or in the Company’s stock. Changes in accumulated other comprehensive loss were as follows:
	Accumulated Foreign Currency Translation Adjustments	Accumulated Actuarial Gains / (Losses)	Total Accumulated Other Comprehensive Income (Loss)
Balance as of December 31, 2019	$118,859	$—	$118,859
Other comprehensive income (loss)	(7,079)	—	(7,079)
Balance as of December 31, 2020	$111,780	$—	$111,780
Other comprehensive (loss)	(1,328,052)	(56,241)	(1,384,293)
Balance as of December 31, 2021	$(1,216,272)	$(56,241)	$(1,272,513)